NET LOSS PER COMMON SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator for basic and diluted loss per share:
Net loss	$ (2,773)	$ (8,590)	$ (10,190)	$ (3,180)
Preferred dividends	(13)	(13)
Net loss available to common shareholders	$ (2,786)	$ (8,603)	$ (10,241)	$ (3,563)
Denominator for basic loss per share weighted-average shares outstanding	76,846,563	67,988,916
Net loss	$ (0.04)	$ (0.13)
Preferred dividends	$ 0.00	$ 0.00
Basic and diluted loss per share available to common shareholders	$ (0.04)	$ (0.13)